General information	12 Months Ended
Dec. 31, 2019
Disclosure of notes and other explanatory information [Abstract]
General information
General information
Verona Pharma plc and its subsidiaries (the "Company") are a clinical-stage biopharmaceutical group focused on developing and commercializing innovative therapeutics for the treatment of respiratory diseases with significant unmet medical needs.
The Company is a public limited company, which is dual listed on the AIM, a market of the London Stock Exchange, and The Nasdaq Global Market ("Nasdaq"). The company is incorporated and domiciled in the United Kingdom. The address of the registered office is 1 Central Square, Cardiff, CF10 1FS, United Kingdom.
The Company has two subsidiaries, Verona Pharma Inc. and Rhinopharma Limited ("Rhinopharma"), both of which are wholly owned.
The Company listed its American Depositary Shares ("ADS") on Nasdaq in April 2017 ("the 2017 Global Offering").
The ADSs trade on The Nasdaq the symbol “VRNA” and Verona Pharma’s ordinary shares trade on AIM under the symbol “VRP”.